Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,021,305	¥ 884,651
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 979,152	¥ 715,894